ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 5:-	ACCRUED EXPENSES AND OTHER LIABILITIES
	December 31,
	2016	2015

Employees and payroll accruals	$921	$1,399
Accrued expenses	274	237

	$1,195	$1,636